PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3,100	$ 2,900